General and administrative expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General And Administrative Expenses [Line Items]
Occupancy	[1]	$ 381	$ 914	$ 908
Rent and maintenance of IT and other equipment		718	654	570
Communication and market data services		627	638	622
Administration		551	590	612
of which: UK and German bank levies	[2]	41	58	20
Marketing and public relations		317	366	419
Travel and entertainment		378	425	425
Professional fees		882	1,015	1,227
Outsourcing of IT and other services		1,158	1,427	1,597
Litigation, regulatory and similar matters	[3]	165	657	434
Other		111	110	135
Total general and administrative expenses	[4]	5,288	6,797	6,949
UK bank levy net expenses		30	40	17
UK bank levy credit from prior years		31	45	85
Recoveries from third parties		11	29	55
UBS AG
General And Administrative Expenses [Line Items]
Occupancy	[1]	342	852	865
Rent and maintenance of IT and other equipment		339	326	422
Communication and market data services		517	520	544
Administration		5,176	5,383	3,644
of which: shared service costs charged by UBS Group AG or its subsidiaries	[1]	4,621	4,803	3,046
of which: UK and German bank levies	[2]	41	58	20
Marketing and public relations		233	277	338
Travel and entertainment		325	367	382
Professional fees		782	870	1,086
Outsourcing of IT and other services		610	729	1,169
Litigation, regulatory and similar matters	[3]	165	657	434
Other		97	95	118
Total general and administrative expenses	[4]	8,586	10,075	9,001
UK bank levy net expenses		30	40	17
UK bank levy credit from prior years		31	45	85
Recoveries from third parties		$ 11	$ 29	$ 55

[1]	Occupancy expenses decreased following the application of IFRS 16, which was adopted on 1 January 2019. Refer to Note 1b for more information
[2]
The UK bank levy expenses of USD 30 million (USD 40 million for 2018 and USD 17 million for 2017) included a credit of USD 31 million (USD 45 million and USD 85 million, respectively) related to prior years.

[3]
Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 11 million, USD 29 million and USD 55 million for the years ended 31 December 2019, 31 December 2018 and 31 December 2017, respectively.

[4]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b